Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Income taxes

Note 14 – Income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2024	2023	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local – United States	$(1,291,148)	$(1,137,653)	$(3,748,688)	$(2,344,369)
- Foreign – Malaysia	(422,167)	(1,776,915)	(1,275,001)	(6,231,712)
Loss before income tax	$(1,713,315)	$(2,914,568)	$(5,023,689)	$(8,576,081)

The provision for income taxes consisted of the following:

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2024	2023	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local – United States	$-	$11,500	$14,800	$34,500
- Foreign – Malaysia	-	-	6,052	-
Provision for income taxes	$-	$11,500	$20,852	$34,500

United States of America

TGL was incorporated in the State of Delaware and is subject to the tax laws of the United States of America. As of March 31, 2024, the operations in the United States of America incurred $7,911,847 of cumulative net operating losses which can be carried forward indefinitely to offset future taxable income, and can be used to offset up to 80% of taxable income for losses arising in tax years beginning after June 30, 2022. The deferred tax valuation allowance as of March 31, 2024 and June 30, 2023 were $1,661,488 and $1,177,486, respectively.

TGL also subject to controlled foreign corporations Subpart F income (“Subpart F”) tax, which is a tax primarily on passive income from controlled foreign corporations with a tax rate of 35%. In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.

For the nine months ended March 31, 2024 and 2023, the Company’s foreign subsidiaries did not generate any income that are subject to Subpart F tax and GILTI tax.

Malaysia

ZCITY, Foodlink, Morgan, and AY Food are governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. As of March 31, 2024, the operations in the Malaysia incurred $22,507,454 of cumulative net operating losses which can be carried forward for a maximum period of ten consecutive years to offset future taxable income. The deferred tax valuation allowance as of March 31, 2024 and June 30, 2023 were $5,401,789 and $4,927,995, respectively.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$1,661,488	$1,177,486
Net operating loss carry forwards in Malaysia	5,401,789	4,927,995
Amortization of debt discount	156,403	70,415
Less: valuation allowance*	(7,219,680)	(6,175,896)
Deferred tax assets	$-	$-

*	Change in valuation allowance was amounted to $1,042,990 and $1,665,893 for the nine months ended March 31, 2024 and 2023, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2024 and June 30, 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the nine months ended March 31, 2024 and 2023.

Note 12 – Income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the years ended
	June 30,
	2023	2022
Tax jurisdictions from:
- Local – United States	$(3,728,225)	$(3,541,832)
- Foreign – Malaysia	(7,901,870)	(8,188,582)
Loss before income tax	$(11,630,095)	$(11,730,414)

The provision for income taxes consisted of the following:

	For the years ended
	June 30,
	2023	2022
Tax jurisdictions from:
- Local – United States	$97,616	$15,600
- Foreign – Malaysia	-	-
Provision for income taxes	$97,616	$15,600

United States of America

TGL was incorporated in the State of Delaware and is subject to the tax laws of the United States of America. As of June 30, 2023, the operations in the United States of America incurred $5,607,076 of cumulative net operating losses which can be carried forward indefinitely to offset future taxable income. The deferred tax valuation allowance as of June 30, 2023 and 2022 were $1,177,486 and $324,144, respectively.

TGL also subject to controlled foreign corporations Subpart F income (“Subpart F”) tax, which is a tax primarily on passive income from controlled foreign corporations with a tax rate of 35%. In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.

For the years ended June 30, 2023 and 2022, the Company’s foreign subsidiaries did not generate any income that are subject to Subpart F tax and GILTI tax.

Malaysia

GEM, Foodlink, Morgan, and AY Food are governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. As of June 30, 2023, the operations in the Malaysia incurred $12,344,728 of cumulative net operating losses which can be carried forward for a maximum period of ten consecutive years to offset future taxable income. The deferred tax valuation allowance as of June 30, 2023 and 2022 were $4,927,995 and $3,031,546, respectively.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended
	June 30,
	2023	2022
U.S. statutory rate	21.0%	21.0%
Differential of Malaysia statutory tax rate	2.0%	2.1%
Change in valuation allowance	(23.8)%	(15.9)%
Permanent difference (1)	-%	(7.3)%
Effective tax rate	(0.8)%	(0.1)%

(1)	Permanent difference consists of legal and professional fee net with the IPO proceeds, which is non-deductible in the Company’s tax return.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of June 30, 2023	As of June 30, 2022
Deferred tax assets:
Net operating loss carry forwards in U.S.	$1,177,486	$324,144
Net operating loss carry forwards in Malaysia	4,927,995	3,031,546
Stock based compensation	-	179,796
Amortization of debt discount	70,415	148,081
Less: valuation allowance*	(6,175,896)	(3,683,567)
Deferred tax assets	$-	$-

*	Change in valuation allowance was amounted to $2,492,329 and $1,870,243 for the years ended June 30, 2023 and 2022, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended June 30, 2023 and 2022.